Average Annual Total Returns - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - Fidelity California Municipal Income Fund	Apr. 29, 2023
Fidelity Advisor California Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(12.80%)
Past 5 years	(0.18%)
Past 10 years	1.48%
Fidelity Advisor California Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.80%)
Past 5 years	(0.22%)
Past 10 years	1.45%
Fidelity Advisor California Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.81%)
Past 5 years	0.40%
Past 10 years	1.75%
Fidelity Advisor California Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(10.75%)
Past 5 years	(0.11%)
Past 10 years	1.29%
Fidelity Advisor California Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(12.76%)
Past 5 years	(0.11%)
Past 10 years	1.54%
Fidelity Advisor California Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(8.94%)
Past 5 years	0.89%
Past 10 years	2.14%
Fidelity Advisor California Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(8.83%)
Since Inception	1.40%	[1]
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB025
Average Annual Return:
Past 1 year	(8.19%)
Past 5 years	1.25%
Past 10 years	2.32%

[1]	A From October 2, 2018